TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of profit (loss) before taxes on income
	Year ended December 31,
	2016	2015	2014
	U.S. dollars in thousands
Domestic* (Netherlands)	—	—	(222)
Domestic* (Israel)	124,789	79,402	(5,492)
Foreign*	651	308	(12,105)
	125,440	79,710	(17,819)

*        As mentioned above, since July 2014, the Company has been a resident of Israel and not The Netherlands for tax purposes. Therefore, prior to July 2014 “domestic” represented taxing under the Dutch tax authorities and as of July 2014 “domestic” represents taxing under the Israeli tax authorities. Thus, in the periods prior to July 2014 taxing under the Israeli tax authorities is included in the table above as foreign profit (loss) before taxes on income.

Schedule of benefit (taxes) on income
	Year ended December 31,
	2016	2015	2014
	U.S. dollars in thousands
Current taxes:
Domestic* (Israel)	(17,660)	(11,124)	(4,452)
Foreign*	141	(404)	(5,589)
	(17,519)	(11,528)	(10,041)
Deferred taxes:
Domestic* (Israel)	472	245	611
Foreign*	(23)	23	(2,835)
	449	268	(2,224)
	(17,070)	(11,260)	(12,265)

*       See comment at section 9(c) above.

Schedule of taxes on income reconciliation
	Year ended December 31,
	2016	2015	2014
	U.S. dollars in thousands
Income (loss) before taxes on income as reported in the statements of operations	125,440	79,710	(17,819)
Statutory tax rate in Israel for years ended December 31, 2016 and 2015, and weighted average income tax rate for the year ended December 31, 2014*	25%	26.5%	26.4%
Theoretical tax benefit (taxes on income)	(31,360)	(21,123)	4,704
Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate	(92)	7	3,665
Reduced tax rate on income derived from “Preferred enterprise” and “Benefited Enterprise” plans**	20,043	14,920	(6,734)
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	(484)	(719)	(536)
Excess tax benefit related to share-based compensation	579	—	—
Non-deductible expenses and other permanent differences, mainly share based compensation expenses (see also note 8d)	(5,698)	(4,210)	(7,512)
Decrease (increase) in uncertain tax position, net	174	(629)	(5,612)
Other	(232)	494	(240)
Taxes on income as reported in the statements of operations	(17,070)	(11,260)	(12,265)
**) Per share amounts of the benefit resulting from “Preferred enterprise” and “Benefited Enterprise” plans:
Basic	$0.09	$0.07	$(0.06)
Diluted	$0.08	$0.06	$(0.06)

*       The theoretical tax benefit (taxes on income) for the year ended December 31, 2014 computed on pre-tax income or loss at the weighted average tax rate has been calculated as the sum of the pre-tax income amounts in The Netherlands and Israel multiplied by that jurisdiction’s applicable statutory tax rate. The statutory tax rates by jurisdiction were 26.5% for Israel and 25% for The Netherlands.

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions
	U.S. dollars in thousands
	2016	2015	2014
Balance at the beginning of the year	7,164	6,556	1,402
Increase (decrease) based on tax positions taken during prior years	(64)	258	4,071
Decrease in unrecognized tax positions as a result of statute of limitation expirations	(221)	(267)	(201)
Additions (reductions) related to currency translation	101	(21)	(461)
Increase due to tax positions taken during the current period	111	638	1,745
Balance at the end of the year	7,091	7,164	6,556

Schedule of significant components of deferred tax assets and liabilities
	As of December 31, 2016	As of December 31, 2015
	U.S. dollars in thousands
Stock-based compensation	2,428	2,113
Provisions for employee benefits	184	154
Accrued severance pay	295	210
Net operating losses carryforward	2,245	417
Deferred tax assets, before valuation allowance	5,152	2,894
Valuation allowance*	(3,563)	(1,769)
Net deferred tax assets	1,589	1,125

*
Mainly related to the U.S. subsidiary for which valuation allowance was provided in respect of deferred tax assets resulting from carryforward of net operating losses amounting to $5,613 thousand as of December 31, 2016.